Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses
Accrued payroll related taxes	$ 15,176	$ 25,581	$ 15,645
Accrued voyage expenses	1,869,834	456,344	1,021,539
Accrued loan interest	1,818,963	1,780,885	3,781,363
Accrued social insurance contributions	184,341	164,406	91,573
Accrued operating expenses	2,001,847	1,001,994	1,036,952
Other accrued expenses	19,155	55,832	77,827
Total	$ 5,909,316	$ 3,485,042	$ 6,024,899